Derivative Liabilities (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum [Member]
Expected volatility	271.00%	219.00%
Risk free interest rate	0.30%	1.55%
Expected life (in years)	6 months	9 months 18 days
Maximum [Member]
Expected volatility	322.00%	264.00%
Risk free interest rate	1.41%	2.34%
Expected life (in years)	1 year 6 months	1 year 6 months